SCHEDULE OF PRE-TAX INCOME (LOSS) BY JURISDICTION (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Effective Income Tax Rate Reconciliation [Line Items]
Foreign	$ (3,241,163)	$ (4,917,599)	$ (4,745,708)	$ (9,583,338)	$ (21,596,628)	$ (23,917,353)
Net Loss Before Income Taxes	$ (3,241,163)	$ (4,917,599)	$ (4,745,708)	$ (9,583,338)	(21,596,628)	(23,917,353)
Income Tax Jurisdiction, Domestic Federal [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Foreign					(21,596,628)	(23,917,353)
Net Loss Before Income Taxes					(21,596,628)	(23,917,353)
Income Tax Jurisdiction, Foreign [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Foreign
Net Loss Before Income Taxes